Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current
Federal			$ 1,355,273	$ 1,893,991
State			364,394	541,064
Current Income Tax Expense (Benefit), Total			1,719,667	2,435,055
Deferred			307,153	95,150
Income Tax Expense (Benefit), Total	$ 357,118	$ 516,200	$ 2,026,820	$ 2,530,205